Concentration of Risk - Schedule of Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	13.00%		12.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	13.00%		12.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	33.00%		21.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier B [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	12.00%		20.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage		[1]	15.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	45.00%		56.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	45.00%		31.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of Risk, Percentage	45.00%		31.00%

[1]	Represent percentage less than 10%